Document and Entity Information	Aug. 04, 2021
Cover [Abstract]
Entity Registrant Name	DIRTT ENVIRONMENTAL SOLUTIONS LTD
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001340476
Document Type	8-K
Document Period End Date	Aug. 04, 2021
Entity Incorporation State Country Code	Z4
Entity File Number	001-39061
Entity Address, Address Line One	7303 30th Street S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2C 1N6
City Area Code	(403)
Local Phone Number	723-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	DRTT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true